SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation

(a)   Basis of preparation

Compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board

The Financial Report complies with the International Financial Reporting Standards as issued by the International Accounting Standards Board.

Historical cost convention

These financial statements have been prepared under the historical cost convention except for financial assets and liabilities (including derivative instruments) which are measured at fair value.

Critical accounting estimates

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires Management to exercise its judgement in the process of applying the Company's accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are critical to the financial statements, are disclosed in Note 3.

Going concern

For the year ending 30 June 2019, the Group incurred a total comprehensive loss of $6,401,936 (2018: $5,986,838) and net cash outflow from operations of $6,073,182 (2018: $5,636,533). As at 30 June 2019 the Group held total cash and cash equivalents of $2,131,741.

During the 2020 financial year, the Directors expect stable cash outflows from operations as the Company continues to invest resources in expanding the research & development activities in support of the distribution of existing and new products.

As a result of these expected cash outflows to support the announcement of the launch of further new genetic testing products, the Directors intend to raise further new equity funding in order to ensure the Company continues to hold adequate levels of available cash resources to meet creditors and other commitments and to deliver on partner expectations in China and the USA.

The Company intends to raise further equity financing in October 2019, but there can be no assurance that we will be successful in this regard. The Company does not currently have binding commitments from any party to subscribe for shares and any raise will be subject to maintaining active listing on the NASDAQ exchange as well as compliance with the Group’s obligations under ASX Listing Rule 7.1.

In addition to the plans to raise capital in the US, the Group has recorded a receivable at 30 June 2019 from the Australian Taxation Office in respect of the 2019 research and development tax incentive claim which the Group expects to receive this in October 2019. The group also has access to equity placement facility with Kentgrove Capital Pty Ltd whereby it has an opportunity to raise equity funding of up to $20 million in a series of individual placements of up to $1 million (or a higher amount by mutual agreement), expiring 7 April 2020. The Group currently does not have any binding commitments under this facility and the quantum and timing of capital raised will be subject to the market price and trading volumes of our ordinary shares.

The continuing viability of the Company and its ability to continue as a going concern and meet its debts and commitments as they fall due is dependent on the satisfactory completion of planned equity raisings in October of 2019.

Due to the uncertainty surrounding the timing, quantum or the ability to raise additional equity, there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, that it may be unable to realise its assets and discharge its liabilities in the normal course of business. However, the Directors believe that the Group will be successful in the above matters and accordingly, have prepared the financial report on a going concern basis. As such no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Group not be able to continue as a going concern.

As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board ("PCAOB") standards.  References in these IFRS financial statements to matters that may cast significant doubt about the Company's ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

New accounting standards and interpretations

(b)   New accounting standards and interpretations

Standards and Interpretations affecting amounts reported in the current period (and/or prior period)

The Company has applied the following standards and amendments for the first time for their annual reporting period commencing July 1, 2018:

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments has replaced IAS 39 and addresses and classification, measurement and derecognition of financial assets and liabilities. It also addresses the new hedge accounting requirements, including changes to hedge effectiveness, treatment of hedging costs and risk components that can be hedged.

IFRS 9 introduced a new expected loss impairment model that requires entities to account for expected credit losses at the time of recognizing the asset. The adoption of the new standard did not have a material impact on its classification and measurement of the financial assets and liabilities or its results on adoption of the new impairment model.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 provides a single, principles based five-step model to be applied to all contracts with customers. Guidance is provided on topics such as the point in which revenue is recognized, accounting for variable consideration, costs of fulfilling and obtaining a contract and various related matters. The adoption of this standard applies to the recognition of the sales related to the BREVAGENplus product as the Company’s current sole revenue stream. The Company has adopted the standard using the modified retrospective approach. There was no material impact on adoption of the new standard.

Other new standards affecting the current reporting period

The company also adopted the following standards during the period.

•	Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)
•	Interpretation 22 Foreign Currency Transactions and Advance Consideration.

The adoption of these amendments did not have any impact on the current period or any prior period and is not likely to affect future periods.

Certain new accounting standards and interpretations have been published that are not mandatory for June 30, 2019 reporting periods and have not been early adopted by the group. The group’s assessment of the impact of these new standards and interpretations is set out below.

Standards and interpretations in issue but not yet adopted

Title of standard	IFRS 16 Leases
Nature of change

IFRS 16 was issued in February 2016. It will result in almost all leases being recognised on the consolidated balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases.

Impact

The group has reviewed all leasing arrangements in light of the new lease accounting rules in IFRS 16. The standard will affect the accounting for the group’s operating leases.

As at the reporting date, the group has non-cancellable operating lease commitments of $487,849.

The group expects to recognise at 1 July 2019 right-of-use assets of an amount approximating the nominal value of these non-cancellable operating lease commitments, discounted at the group’s incremental borrowing rate. A corresponding lease liability will offset the amount recognised as a right-of-use asset at 1 July 2019. Overall net current assets will be $ 14,712 lower due to the presentation of a portion of the liability as a current liability.

In financial year 2020, the operating cash flows will increase and financing cash flows decrease by approximately $221,281 as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.

Mandatory application date/ Date of adoption by group

The group will apply the standard from its mandatory adoption date of July 1, 2019.

The group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets for property leases will be measured on transition as if the new rules had always been applied. All other right-of-use assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses).

There are no other new standards and interpretations that are not yet effective and that would be expected to have a material impact on the group in the current or future reporting periods and on foreseeable future transactions.

Principles of consolidation

(c)   Principles of consolidation

Subsidiaries

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Genetic Technologies Limited (the “Company” or “Parent Entity”) as at June 30, 2019 and the results of all subsidiaries for the year then ended. Genetic Technologies Limited and its subsidiaries together are referred to in this Financial Report as the “Company” or the “Consolidated Entity”.

Subsidiaries are all entities (including structured entities) over which the Company has control.  The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement within the entity and has the ability to affect those returns through its power to direct the activities of the entity.  Subsidiaries are fully consolidated from the date on which control is transferred to the Company.  They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains / losses on transactions between Company companies are eliminated.  Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred.  Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the Company’s policies.  Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of comprehensive income, consolidated balance sheet and consolidated statements of changes in equity, respectively.

Segment reporting

(d)   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Chief Executive Officer.

Parent entity financial information

(e)   Parent entity financial information

The financial information for the parent entity, Genetic Technologies Limited has been prepared on the same basis as the consolidated financial statements, except that investments in subsidiaries are accounted for at cost in the financial statements of Genetic Technologies Limited. Loans to subsidiaries are written down to their recoverable value as at balance date.

Foreign currency translation

(f)   Foreign currency translation

The functional and presentation currency of Genetic Technologies Limited and its Australian subsidiaries is the Australian dollar (AUD). Transactions in foreign currencies are initially recorded in the functional currency at the exchange rates ruling at the date of the transaction. Monetary assets and liabilities which are denominated in foreign currencies are retranslated at the rate of exchange ruling at the balance sheet date. All differences are taken to the statement of comprehensive income.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate ruling at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates ruling at the date when the fair value was determined. The functional currencies of the Company’s two overseas subsidiaries are as follows:

GeneType Corporation – United States dollars (USD)

Phenogen Sciences Inc. – United States dollars (USD)

As at the reporting date, the assets and liabilities of these subsidiaries are translated into the presentation currency of Genetic Technologies Limited at the rate of exchange ruling at the balance sheet date and the statement of comprehensive income is translated at the weighted average exchange rates for the period unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions.  The exchange differences arising on the retranslation are recognized in other comprehensive income and taken directly to a separate component of equity.  On disposal of a foreign entity, the deferred cumulative amount recognized in equity relating to that particular foreign operation is recognized in the statement of comprehensive income.

Earnings per share ("EPS")

(g)   Earnings per share (“EPS”)

Basic EPS is calculated by dividing the profit attributable to owners of the Company, excluding any costs of servicing equity other than Ordinary Shares, by the weighted average number of Ordinary Shares outstanding during the financial year.  Diluted EPS adjusts the figures used in the determination of basic EPS to take into account the after income tax effect of interest and other financing costs associated with dilutive potential Ordinary Shares and the weighted average number of Ordinary Shares that would have been outstanding assuming the conversion of all dilutive potential Ordinary Shares.

Revenue recognition

(h)  Revenue recognition

IFRS 15 supersedes IAS 11 Construction Contracts, IAS18 Revenue and related interpretations and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard has been applied as at 1 July 2018 using the modified retrospective approach and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The standard requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. The adoption of IFRS 15 has not impacted the amounts disclosed within the financial statements. The following recognition criteria must also be met before revenue is recognized:

Genetic testing revenues

The Company operates facilities which provide genetic testing services. The Company recognises revenue from the provision of these services when the services have been completed.

Interest received

Income is recognized as the interest accrues using the effective interest method.

Government Grants

Research and development tax incentive

The Australian government replaced the research and development tax concession with research and development (R&D) tax incentive from July 1, 2011. The R&D tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than $20 million. Management has assessed the Company’s activities and expenditure to determine which are likely to be eligible under the incentive scheme. The Company accounts for the R&D tax incentive as a government grant. The grant is recognized as other income over the period in which the R&D expense is recognized.

Other

Other Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the company will comply with all attached conditions.

Share-based payment transactions

(i)   Share-based payment and performance rights transactions

The fair value of options granted under an Employee Option Plan is recognized as an employee benefit expense with a corresponding increase in equity. The fair value is measured at grant date and recognized over the vesting period over which all of the specified vesting conditions are to be satisfied. The fair value at grant date is determined by management with the assistance of an independent valuer, using a Black-Scholes option pricing model or a Monte Carlo simulation analysis.  The total amount to be expensed is determined by reference to the fair value of the options granted.

•	including any market performance conditions (e.g. the entity’s share price)
•	excluding the impact of any service and non-market performance vesting conditions (e.g. remaining an employee over a specified time period)

The cumulative employee benefits expense recognized at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired; and (ii) the number of awards that, in the opinion of the Directors of the Company, will ultimately vest. This opinion is formed based on the best information available at balance date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any increase in the value of the transaction as a result of the modification, as at the date of modification. Where appropriate, the dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. The Company’s policy is to treat the options of terminated employees as forfeitures.

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The Performance Rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the Performance Rights for nil consideration. Accordingly, the Performance Rights may have a present value at the date of their grant. Various factors impact upon the value of Performance Rights including:

•	the period outstanding before the expiry date of the Performance Rights;
•	the underlying price or value of the securities into which they may be converted;
•

the proportion of the issued capital as expanded consequent upon conversion of the Performance Rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and

•	the value of the shares into which the Performance Rights may be converted.

There are various formulae which can be applied to determining the theoretical value of options (including the formula known as the Black-Scholes Model valuation formula and the Monte Carlo simulation).

With the assistance of an independent valuer, the Company performed a valuation of the Performance Rights. The independent valuer has applied the Monte Carlo simulation in providing the valuation of the Performance Rights.

As the Performance Rights have market event hurdles for vesting, the valuation has been provided with a range of underlying share prices.

Inherent in the application of the Monte Carlo simulation are a number of inputs, some of which must be assumed. The data relied upon in applying the Monte Carlo simulation was:

a)

a range of prices analysed from 0.5 cents per share to 1.5 cents per share (being an approximate 50% discount to a 50%premium) from GTG’s current share price of 1.1 cents per share as at 5 October 2018 for all classes of Performance Rights;

b)	exercise price being 0.0 cents per Performance Right for all classes;
c)	VWAP hurdle (10 days consecutive share price hurdle) equaling 2.0 cents for Class A and Class B and 3.3 cents for Class C Performance Rights;
d)

the continuously compounded risk free rate being 2.02% for all classes of Performance Rights (calculated with reference to the RBA quoted Commonwealth Government bonds as at 8 October 2018 of similar duration to that of the expected life of each class of Performance Right);

Performance Rights. As the Performance Rights have market event hurdles for vesting, the valuation has been provided with a range of underlying share prices.

Inherent in the application of the Monte Carlo simulation are a number of inputs, some of which must be assumed. The data relied upon in applying the Monte Carlo simulation was:

e)

a range of prices analysed from 0.5 cents per share to 1.5 cents per share (being an approximate 50% discount to a 50% premium) from GTG's current share price of 1.1 cents per share as at 5 October 2018 for all classes of Performance Rights;

f)	exercise price being 0.0 cents per Performance Right for all classes;
g)	VWAP hurdle (10 days consecutive share price hurdle) equaling 2.0 cents for Class A and Class B and 3.3 cents for Class C Performance Rights;
h)

the continuously compounded risk free rate being 2.02% for all classes of Performance Rights (calculated with reference to the RBA quoted Commonwealth Government bonds as at 8 October 2018 of similar duration to that of the expected life of each class of Performance Right);

i)	the expected option life of 2.8 years for all classes of Performance Rights; and
j)	a volatility measure of 80%.

Income tax

(j)   Income tax

The income tax expense or revenue for the period is the tax payable on the current period’s taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company’s subsidiaries and associates operate and generate taxable income.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses. Deferred tax liabilities and assets are not recognised for temporary differences between the carrying amount and tax bases of investments in controlled entities where the parent entity is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously. Current and deferred tax balances attributable to amounts recognised directly in equity are also recognised directly in equity. Current and deferred tax is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

Tax consolidation legislation

Genetic Technologies Limited (“GTG”) and its wholly-owned Australian-resident subsidiaries have implemented the tax consolidation legislation. The head entity, GTG, and the subsidiaries in the tax consolidated Company account for their own current and deferred tax amounts. These tax amounts are measured as if each entity in the tax consolidated Company continues to be a stand-alone taxpayer in its own right.

In addition to its own current and deferred tax amounts, GTG also recognizes the current tax assets / liabilities and the deferred tax assets arising from unused tax losses and tax credits assumed from subsidiaries in the tax consolidated Company.  Assets or liabilities arising under tax funding agreements with the tax consolidated entities are recognized as amounts receivable from or payable to other entities in the Company.  Any difference between the amounts assumed and amounts receivable or payable under the tax funding agreements are recognized as a contribution to (or distribution from) wholly-owned tax subsidiaries.

Other taxes

(k)  Other taxes

Revenues, expenses and assets are recognized net of the amount of Goods and Services Tax (GST) except where the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and receivables and payables are stated with the amount of GST included. The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the balance sheet. Cash flows are included in the cash flow statement on a gross basis and the GST component arising from investing and financing activities, which is recoverable from / payable to the taxation authority, are classified as operating cash flows.

Withholding tax

(l)   Withholding tax

The Company generates revenues from the granting of licenses to parties resident in overseas countries.  Such revenues may, in certain circumstances, be subject to the deduction of local withholding tax.  In such cases, revenues are recorded net of any withholding tax deducted.

Finance costs	(m) Finance costs Finance costs are recognized using the effective interest rate method.
Cash and cash equivalents

(n)  Cash and cash equivalents

Cash and cash equivalents in the balance sheet comprise cash at bank and in hand and short-term deposits with an original maturity of 3 months or less.  For the purposes of the cash flow statement, cash and cash equivalents consist of cash and cash equivalents as defined above.  Cash at bank earns interest at floating rates based on daily bank deposit rates.  Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Company, and earn interest at the respective short-term deposit rates.

Trade and other receivables

(o)  Trade and other receivables

Trade receivables, which are non-interest bearing and generally have terms of between 30 to 90 days, are recognized and carried at original invoice amount less an allowance for any uncollectible amounts. For the comparative periods prior to July 1, 2018, an allowance for doubtful debts is made when there is objective evidence that a receivable is impaired. Such evidence includes an assessment of the debtor’s ability and willingness to pay the amount due. The amount of the allowance/impairment loss is measured as the difference between the carrying amount of the trade receivables and the estimated future cash flows expected to be received from the relevant debtors.

The Company has applied IFRS 9 from July 1, 2018. To measure the loss allowance on trade receivables, the Company uses the simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables assets would be grouped based on shared credit risk characteristics and the days past due.

Inventories

(p)  Inventories

Inventories principally comprise laboratory and other supplies and are valued at the lower of cost and net realizable value. Inventory costs are recognized as the purchase price of items from suppliers plus freight inwards and any applicable landing charges. Costs are assigned on the basis of weighted average cost.

Property, plant and equipment

(q)  Property, plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and any impairment in value. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset as follows:

Laboratory equipment — 3 to 5 years

Computer equipment — 3 years

Office equipment — 3 to 5 years

Leasehold improvements — lease term, being between 1 and 3 years

Costs relating to day-to-day servicing of any item of property, plant and equipment are recognized in profit or loss as incurred. The cost of replacing larger parts of some items of property, plant and equipment are capitalized when incurred and depreciated over the period until their next scheduled replacement, with the replacement parts being subsequently written off.

Intangible assets

(r)  Intangible assets

Patents

Patents held by the Company are used in the licensing, testing and research areas and are carried at cost and amortized on a straight-line basis over their useful lives, being 10 years. External costs incurred in filing and protecting patent applications, for which no future benefit is reasonably assured, are expensed as incurred.

Research and development costs

Costs relating to research activities are expensed as incurred. An intangible asset arising from development expenditure on an internal project is recognized only when the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development and the ability to measure reliably the expenditure attributable to the intangible asset during its development. To date, all development costs have been expensed as incurred as their recoverability cannot be regarded as assured.

Impairment of assets

(s)   Impairment of assets

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, the Company makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal or its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset’s value-in-use cannot be estimated to be close to its fair value. In such cases, the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses relating to operations are recognized in those expense categories consistent with the function of the impaired asset unless the asset is carried at its revalued amount, in which case the impairment loss is treated as a revaluation decrease.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If so, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss unless it reverses a decrement previously charged to equity, in which case the reversal is treated as a revaluation increase. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Employee benefits

(t)   Employee benefits

(i) Short-term obligations

Provision is made for employee benefits accumulated as a result of employees rendering services up to the reporting date. These benefits include wages and salaries, annual leave and long service leave. Liabilities arising in respect of wages and salaries, expected to be settled within twelve months of the reporting date are measured at their nominal amounts based on remuneration rates which are expected to be paid when the liability is settled. Expenses for non-accumulating sick leave are recognized when the leave is taken during the year and are measured at rates paid or payable.

ii) Other long-term employee benefit obligations

The liabilities for long service leave and annual leave are not expected to be settled wholly within 12 months after the end of the reporting period in which the employee renders the related service. They are therefore recognized in the provision for employee benefits and measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(iii) Retirement benefit obligations

The Company does not have any defined benefit funds. Statutory contributions to defined contribution superannuation funds are recognized as an expense as they become payable. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. Statutory contributions are legally enforceable in Australia.

Provisions

(u)  Provisions

Provisions for legal claims, service claims and make good obligations are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of comprehensive income net of any reimbursement.

If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Trade and other payables

(v)  Trade and other payables

Trade payables and other payables are carried at amortized cost and represent liabilities for goods and services provided to the Company prior to the end of the financial year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services. Trade payables and other payables generally have terms of between 30 and 60 days.

Contributed equity

(w) Contributed equity

Issued and paid up capital is recognized at the fair value of the consideration received by the Company. Transaction costs arising on the issue of Ordinary Shares are recognized directly in equity as a deduction, net of tax, of the proceeds received. The Company has a share-based payment option plan under which options to subscribe for the Company’s shares have been granted to certain executives and other employees.